Schedule of Investments March 31, 2023 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 91.1%
Banks - 5.4%
Citigroup	28,520	$1,337,303
First Bancorp	190,580	2,176,424
Origin Bancorp	63,750	2,049,562
PNC Financial Services Group	15,975	2,030,422
SouthState	19,125	1,362,848
Stellar Bancorp	95,659	2,354,168
		11,310,727
Communication Services - 1.2%
Alphabet, Inc. - Class A *	10,575	1,096,945
Alphabet, Inc. - Class C *	13,700	1,424,800
		2,521,745
Consumer Discretionary - 6.9%
Darden Restaurants	29,750	4,616,010
eBay	56,100	2,489,157
Expedia Group *	19,040	1,847,451
Home Depot	7,850	2,316,692
Noodles & Company *	369,337	1,791,285
Texas Roadhouse	14,650	1,583,079
		14,643,674
Consumer Staples - 6.2%
Church & Dwight	51,900	4,588,479
Colgate-Palmolive	40,330	3,030,799
Hostess Brands *	51,275	1,275,722
Mondelez International, Class A	59,500	4,148,340
		13,043,340
Diversified Financial Services - 3.6%
CBOE Global Markets	21,800	2,926,432
Federated Hermes, Class B	114,300	4,588,002
		7,514,434
Energy - 5.4%
Devon Energy	40,150	2,031,992
Hess	13,700	1,813,058
Pioneer Natural Resources	18,927	3,865,650
Schlumberger	28,100	1,379,710
Suncor Energy	73,100	2,269,755
		11,360,165
Healthcare - 10.2%
Abbott Laboratories	23,250	2,354,295
Cigna	9,675	2,472,253
Dentsply Sirona	65,450	2,570,876
Henry Schein *	31,750	2,588,895
Medtronic	59,750	4,817,045
Merck & Co.	35,598	3,787,271
Pfizer	73,250	2,988,600
		21,579,235

Description	Shares	Value
Industrials - 17.5%
Carrier Global Corp.	87,675	4,011,131
Curtiss-Wright	43,425	7,654,090
Eaton	6,850	1,173,679
Fortune Brands Innovations	17,925	1,052,735
Leidos Holdings	42,375	3,901,043
Moog	36,550	3,682,413
Otis Worldwide	43,875	3,703,050
Pentair	69,400	3,835,738
Sensata Technologies Holding	92,100	4,606,842
Vectrus *	84,600	3,360,312
		36,981,033
Information Technology - 7.0%
FARO Technologies *	53,950	1,327,709
Fidelity National Information Services	42,525	2,310,383
Littelfuse	26,130	7,005,192
PayPal Holdings *	16,275	1,235,924
Trimble *	20,800	1,090,336
Zebra Technologies - Class A *	5,710	1,815,780
		14,785,324
Insurance Brokers - 4.8%
Arthur J. Gallagher & Co.	27,200	5,203,632
Brown & Brown	84,950	4,877,829
		10,081,461
Life & Health Insurance - 7.8%
Globe Life	59,250	6,518,685
Primerica	30,050	5,175,812
Voya Financial	67,550	4,827,123
		16,521,620
Materials - 4.8%
Axalta Coating Systems *	114,800	3,477,292
Newmont Goldcorp	47,150	2,311,293
PPG Industries	22,420	2,994,864
Victoria Gold *	192,036	1,271,278
		10,054,727
Property & Casualty Insurance - 5.4%
Fairfax Financial Holdings	6,140	4,083,842
Markel *	2,050	2,618,691
W.R. Berkley	44,120	2,746,911
White Mountains Insurance Group	1,369	1,885,784
		11,335,228
Real Estate - 1.7%
Howard Hughes *	45,950	3,676,000

Reinsurance - 3.2%
Everest Re Group	12,550	4,493,151
RenaissanceRe Holdings	11,880	2,380,039
		6,873,190
Total Common Stocks
(Cost $146,608,651)		192,281,903

Description	Shares	Value
EXCHANGE TRADED FUND - 1.0%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $1,963,601)	23,200	2,133,008

SHORT-TERM INVESTMENT - 8.5%
First American Treasury Obligations Fund, Class X, 4.722%^
(Cost $17,891,583)	17,891,583	17,891,583

Total Investments - 100.5%
(Cost $166,463,835)		212,306,494
Other Assets and Liabilities, Net - (0.5)%		(1,140,550)
Total Net Assets - 100.0%		$211,165,944

*	Non-income producing security
^	The rate shown is the seven-day yield effective March 31, 2023.

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) and were developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$192,281,903	$-	$-	$192,281,903
Exchange Traded Fund	2,133,008	-	-	2,133,008
Short-Term Investment	17,891,583	-	-	17,891,583
Total Investments	$212,306,494	$-	$-	$212,306,494

Refer to each Fund's Schedule of Investments for further sector breakout.